CONSOLIDATED STATEMENTS OF OPERATIONS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	¥ 1,616,166	¥ 1,055,960	¥ 703,636
Cost of revenue	(1,207,694)	(790,286)	(514,997)
Gross profit	408,472	265,674	188,639
Operating expenses
Selling and marketing expenses	(90,118)	(71,578)	(57,588)
General and administrative expenses	(228,864)	(227,370)	(128,714)
Research and development expenses	(7,261)	(9,100)	(3,554)
(Loss) Income from operations	82,229	(42,374)	(1,217)
Other income (expenses):
Interest income	5,600	2,070	1,355
Interest expenses	(412,003)	(265,234)	(126,901)
Foreign currency exchange gain (loss), net	(12,299)	18,310	11,107
Government grants	3,062	2,217	3,915
Others, net	435	284	1,174
Loss before income taxes	(332,976)	(284,727)	(110,567)
Income tax benefits	6,076	8,315	11,983
Net loss	(326,900)	(276,412)	(98,584)
Change in redemption value of redeemable preferred shares		205,670	(110,926)
(Cumulative) Dividend on preferred shares		(332,660)	(7,127)
Net loss attributable to ordinary shareholders	¥ (326,900)	¥ (403,402)	¥ (216,637)
Loss per ordinary share
Basic and diluted (in CNY per share)	¥ (0.42)	¥ (1.35)	¥ (0.99)
Weighted average number of ordinary share outstanding
Basic and diluted (in shares)	784,566,371	299,093,937	217,987,922